RELATED PARTY TRANSATIONS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended	18 Months Ended	27 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2010	Aug. 31, 2012	Aug. 31, 2011	Nov. 30, 2011	Nov. 30, 2011	Aug. 31, 2012
Weighted average number of common shares outstanding-basic [Default Label]
Incurred management fees	$ 34,960			$ 144,382		$ 20,472	$ 20,472	$ 164,854
Management fees due	$ 275			$ 275		$ 10,624	$ 10,624	$ 275